Business Combinations - Summary of Revenue and Profit Before Tax of Combined Entities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue And Profit Before Tax Of Combined Entities As Of Acquisition Date [Line Items]
Revenue	€ 1,322,854	€ 983,087
Profit before taxation	€ 238,507	€ 135,975